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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

                  Mutual Fund Group
                  3435 Stelzer Road
                  Columbus, OH 43219


2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  Fleming European Fund
                  Fleming Japan Fund
                  Fleming International Growth Fund
                  Fleming Asia Equity
                  Fleming Tax Aware International Opportunities Fund JPMorgan H& Q Technology Fund
                  JPMorgan Focus Fund

3.       Investment Company Act File Number:         811-5151

         Securities Act File Number:                 33-14196



4(a).    Last day of fiscal year for which this notice is filed:     October 31,
         2002


4(b)     [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
              Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

                  NOT APPLICABLE


4(c).    [_]  Check box if this is the last time the issuer will be filing this
              Form.

                  NOT APPLICABLE

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5.       Calculation of registration fee:

         (I)    Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):                             $269,862,000

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:                                $258,052,000

         (iii)  Aggregate  price of securities redeemed
                or repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce reduction fees payable
                to the commission:                                                 $          0

         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii):    $258,052,000

         (v)    Net Sales -- if Item 5(I) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:                              $ 11,810,000

         (vi)   Redemption credits available for use in future years if Item
                5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:

         (vii)  Multiplier for determining registration fee (see
                Instruction C.9):                                                     x .000092

         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                              $   1,086.52

6.       Prepaid Shares

         If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                   +$__________

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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                     = $1,086.52

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                                January 22, 2003

                  Method of Delivery:

                                [X]     Wire Transfer
                                [_]     Mail or other means




                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By  (Signature and Title)*  /s/ Arthur Jensen
                                    --------------------------------------------

                                    ____________________________________________
                                         Arthur Jensen,    Assistant Treasurer

         Date  January 15, 2003
               ----------------------


  * Please print the name and title of the signing officer below the signature.